Intangible Assets	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Intangible Assets
16.	INTANGIBLE ASSETS

Intangible assets of the Group for fiscal years ended on December 31, 2018, 2017 and January 1, 2017 are as follows:

Item	Gross carrying amount					Depreciation					Net carrying amount at 12/31/2018
	At the beginning of the year	Additions	Additions by business combinations	Disposals	At the End of the year	At the beginning of the year	Disposals	By business combinations	Of the year	At the End of the year
Measurement at cost
Goodwill	165,975	1,575,508	—	—	1,741,483	—	—	—	—	—	1,741,483
Brands	—	95,498	—	—	95,498	—	—	—	—	—	95,498
Other intangible assets	1,120,315	845,603	1,638	(519,191)	1,448,365	(826,871)	402,261	(1,393)	(148,506)	(574,509)	873,856

TOTAL	1,286,290	2,516,609	1,638	(519,191)	3,285,346	(826,871)	402,261	(1,393)	(148,506)	(574,509)	2,710,837

Item	Gross carrying amount					Depreciation					Net carrying amount at
	At the beginning of the year	Additions	Additions by business combinations	Disposals	At the End of the year	At the beginning of the year	Disposals	By business combinations	Of the year	At the End of the year	12/31/2017	01/01/2017
Measurement at cost
Goodwill	165,975	—	—	—	165,975	—	—	—	—	—	165,975	165,975
Other intangible assets	2,337,137	154,698	—	(1,371,520)	1,120,315	(1,863,407)	1,283,332	—	(246,796)	(826,871)	293,445	473,730

TOTAL	2,503,112	154,698	—	(1,371,520)	1,286,290	(1,863,407)	1,283,332	—	(246,796)	(826,871)	459,420	639,705

16.1	Goodwill impairment

The goodwills are assigned to the Group’s cash generating units on the basis of the operating segments.

	12/31/2018	12/31/2017
Supervielle Seguros S.A.	4,625	4,625
Cordial Compañía Financiera S.A.	115,436	115,436
Banco Regional de Cuyo S.A.	41,226	41,226
InvertirOnline S.A.U. / InvertirOnline.Com Argentina S.A.U.	881,467	—
Micro Lending S.A.U.	694,041	—
Others	4,688	4,688

TOTAL	1,741,483	165,975

The recoverable amount of a cash generating unit is determined on the basis of its value in use. These method uses cash flow projections based on approved financial budgets covering a period of five years.

The key assumptions are related to marginal contribution margins. These were determined on the basis of historic performances, other external sources of information and the expectations of market development.

The discount rates used are the respective average cost of capital (“WACC”), which is considered a good indicator of the cost of capital. For each cash generating unit, where the assets are assigned, a specific WACC was determined considering the industry, the country and the size of the business.

Goodwill have been tested annually for impairment. No adjustments have been determined over these assets as a result of the tests performed.

The sensitivity analysis for the cash-generating unit to which the Goodwill was allocated was based on a 5% increase in the weighted average cost of capital. The Group concluded that no impairment loss would need to be recognized on the Goodwill in the segment under these conditions.